Consolidated income statement (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Face Statements [Line Items]
Interest revenue for financial assets measured at amortised cost		$ 35,293	$ 45,708
Interest revenue for financial assets measured at fair value through other comprehensive income		5,614	8,259
Interest expense for financial liabilities not at fair value through profit or loss		12,426	21,922
Depreciation of right-of-use assets		1,029	912
HSBC Holdings
Disclosure Of Face Statements [Line Items]
Dividend income from subsidiaries	[1]	8,156	15,117	$ 55,304
HSBC Finance (Netherlands) | HSBC Holdings
Disclosure Of Face Statements [Line Items]
Dividend income from subsidiaries		$ 0	$ 0	$ 44,893

[1]	The 2018 year included $44,893m (2020 and 2019: nil) return on capital from HSBC Finance (Netherlands) resulting from restructuring the Group’s Asia operation to meet resolution and recovery requirements.